Northern Lights Variable Trust

Innealta Capital Country Rotation Portfolio and Innealta Capital Sector Rotation Portfolio

Incorporated herein by reference is the definitive version of the prospectus for the Innealta Capital Country Rotation Portfolio and Innealta Capital Sector Rotation Portfolio, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 1, 2013 (SEC Accession No. 0000910472-13-004113).